Cover	Feb. 10, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 10, 2025
Entity File Number	000-50368
Entity Registrant Name	Air Transport Services Group, Inc.
Entity Central Index Key	0000894081
Entity Tax Identification Number	26-1631624
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	145 Hunter Drive
Entity Address, City or Town	Wilmington
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45177
City Area Code	937
Local Phone Number	382-5591
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ATSG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false